Share-based compensation - Fair value inputs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in cad per share)	$ 44.86	$ 62.09
Weighted average exercise price (in cad per share)	$ 44.86	$ 62.09
Risk free interest rate (as a percent)	2.60%	1.15%
Expected life in years	6.25	6.25
Expected dividend yield (as a percent)	0.00%	0.00%
Volatility (as a percent)	63.00%	55.00%
Weighted average fair value of options issued (in cad per share)	$ 26.98	$ 32.71